UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.1%
Automobiles & Components - .5%
Goodyear Tire & Rubber	3,342		88,830
Banks - 16.4%
Bank of America	28,355		850,366
BB&T	6,176		321,399
Citigroup	4,158		280,665
JPMorgan Chase & Co.	8,398		923,528
PNC Financial Services Group	2,158		326,376
SunTrust Banks	3,750		255,150
Wells Fargo & Co.	3,772		197,691
			3,155,175
Capital Goods - 10.3%
Dover	1,428		140,258
Harris	1,092		176,118
Honeywell International	1,722		248,846
L3 Technologies	1,341		278,928
Middleby	766	[a,b]	94,823
Northrop Grumman	405		141,394
Quanta Services	4,192	[b]	143,995
Raytheon	2,046		441,568
United Technologies	2,588		325,622
			1,991,552
Consumer Services - .5%
Las Vegas Sands	1,314		94,477
Diversified Financials - 10.1%
Berkshire Hathaway, Cl. B	4,751	[b]	947,729
Capital One Financial	1,493		143,059
Goldman Sachs Group	376		94,699
LPL Financial Holdings	2,348		143,392
Morgan Stanley	6,390		344,804
Voya Financial	5,530		279,265
			1,952,948
Energy - 11.7%
Anadarko Petroleum	2,519		152,173
EOG Resources	3,201		336,969
Hess	3,624	[a]	183,447
Occidental Petroleum	6,557		425,943
Phillips 66	4,031		386,653
Pioneer Natural Resources	1,130		194,111
Schlumberger	3,756		243,314

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.1% (continued)
Energy - 11.7% (continued)
Valero Energy	3,545		328,870
			2,251,480
Exchange-Traded Funds - .2%
iShares Russell 1000 Value ETF	404		48,464
Food, Beverage & Tobacco - 5.6%
Coca-Cola	2,144		93,114
Coca-Cola European Partners	3,464		144,310
Conagra Brands	8,279		305,330
Kellogg	3,663	[a]	238,132
Kraft Heinz	2,987		186,060
Mondelez International, Cl. A	2,626		109,583
			1,076,529
Health Care Equipment & Services - 5.5%
Abbott Laboratories	5,129		307,330
Boston Scientific	3,530	[b]	96,440
DaVita	1,294	[b]	85,326
Humana	1,065		286,304
McKesson	691		97,341
UnitedHealth Group	848		181,472
			1,054,213
Insurance - 4.9%
Allstate	1,035		98,118
American International Group	4,061		221,000
Athene Holding, Cl. A	2,222	[b]	106,234
Hartford Financial Services Group	3,714		191,345
Lincoln National	1,235		90,229
Prudential Financial	2,258		233,816
			940,742
Materials - 8.1%
CF Industries Holdings	8,684		327,647
DowDuPont	5,169		329,317
Freeport-McMoRan	8,553		150,276
Martin Marietta Materials	931		192,996
Mosaic	5,442		132,132
Newmont Mining	5,950		232,466
Vulcan Materials	1,823	[a]	208,132
			1,572,966
Media - 4.4%
Comcast, Cl. A	4,141		141,498
Omnicom Group	2,876	[a]	208,999
Time Warner	3,093		292,536
Twenty-First Century Fox, Cl. A	5,412		198,566
			841,599

Description		Shares		Value ($)
Common Stocks - 100.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
Biogen		349	[b]	95,563
Bristol-Myers Squibb		2,218		140,288
Gilead Sciences		1,265		95,368
Mylan		3,296	[b]	135,696
Pfizer		13,416		476,134
				943,049
Retailing - .6%
Advance Auto Parts		921	[a]	109,185
Semiconductors & Semiconductor Equipment - 1.8%
Microchip Technology		1,031		94,192
Texas Instruments		2,380		247,258
				341,450
Software & Services - 4.2%
Fortinet		1,739	[b]	93,176
International Business Machines		1,863		285,840
Oracle		6,211		284,153
Teradata		3,583	[a,b]	142,138
				805,307
Technology Hardware & Equipment - 4.9%
Apple		846		141,942
Cisco Systems		16,773		719,394
Xerox		3,252		93,593
				954,929
Telecommunication Services - 2.7%
Verizon Communications		10,889		520,712
Transportation - 1.5%
Delta Air Lines		5,255		288,027
Utilities - 1.3%
FirstEnergy		7,564	[a]	257,252
Total Common Stocks (cost $15,647,451)				19,288,886
	Coupon
	Rate (%)
Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $52,870)	1.64	52,870	[c]	52,870

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $256,866)	1.66	256,866	[c]	256,866

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $15,957,187)	101.7%	19,598,622
Liabilities, Less Cash and Receivables	(1.7%)	(318,808)
Net Assets	100.0%	19,279,814

ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $1,427,363 and the value of the collateral held by the fund was $1,443,370, consisting of cash collateral of $256,866 and U.S. Government & Agency securities valued at $1,186,504.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	19,240,422	-	-	19,240,422
Exchange-Traded
Funds	48,464	-	-	48,464
Registered Investment
Companies	309,736	-	-	309,736

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2018, accumulated net unrealized appreciation on investments was $3,641,435, consisting of $3,972,205 gross unrealized appreciation and $330,770 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 2.2%
Dana	67,950		1,750,392
Visteon	16,760	[a]	1,847,622
			3,598,014
Banks - 6.4%
BancorpSouth Bank	26,300	[b]	836,340
Cathay General Bancorp	63,255		2,528,935
Comerica	24,300		2,331,099
Commerce Bancshares	4,952	[b]	296,674
East West Bancorp	17,095		1,069,121
Synovus Financial	57,950		2,894,023
UMB Financial	2,360		170,840
Washington Federal	12,120	[b]	419,352
			10,546,384
Capital Goods - 10.9%
Curtiss-Wright	16,680		2,252,968
Donaldson	14,010		631,151
EMCOR Group	32,000		2,493,760
GATX	20,055	[b]	1,373,567
Granite Construction	28,700	[b]	1,603,182
KLX	30,100	[a]	2,138,906
Owens Corning	8,710		700,284
Spirit AeroSystems Holdings, Cl. A	25,775		2,157,367
Terex	47,500		1,776,975
Toro	44,670		2,789,641
			17,917,801
Commercial & Professional Services - 2.2%
Copart	32,560	[a]	1,658,281
MSA Safety	23,810		1,981,944
			3,640,225
Consumer Durables & Apparel - 6.6%
Brunswick	28,980		1,721,122
Deckers Outdoor	28,500	[a,b]	2,565,855
KB Home	73,050		2,078,272
NVR	640	[a]	1,792,000
Toll Brothers	63,520		2,747,240
			10,904,489
Consumer Services - 2.4%
Graham Holdings, Cl. B	920		554,070
H&R Block	59,200		1,504,272

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Services - 2.4% (continued)
Royal Caribbean Cruises	16,590		1,953,307
			4,011,649
Diversified Financials - 3.0%
Federated Investors, Cl. B	72,000	[b]	2,404,800
Legg Mason	16,200	[b]	658,530
SEI Investments	24,470		1,833,048
			4,896,378
Energy - 1.9%
HollyFrontier	60,520		2,957,007
Marathon Petroleum	2,500		182,775
			3,139,782
Food, Beverage & Tobacco - 4.1%
Conagra Brands	43,780		1,614,606
Ingredion	22,740		2,931,641
Sanderson Farms	18,100		2,154,262
			6,700,509
Health Care Equipment & Services - 3.4%
Masimo	22,760	[a]	2,001,742
Varian Medical Systems	4,160	[a]	510,224
WellCare Health Plans	15,930	[a]	3,084,526
			5,596,492
Household & Personal Products - .5%
Edgewell Personal Care	18,050	[a,b]	881,201
Insurance - 6.9%
CNO Financial Group	114,250		2,475,797
Old Republic International	124,080		2,661,516
Primerica	26,915		2,599,989
Reinsurance Group of America	11,805		1,817,970
Torchmark	20,500		1,725,485
			11,280,757
Materials - 8.3%
Chemours	39,020		1,900,664
Freeport-McMoRan	113,160		1,988,221
Greif, Cl. A	17,960	[b]	938,410
Huntsman	12,490		365,333
Louisiana-Pacific	96,090		2,764,509
Owens-Illinois	112,860	[a,b]	2,444,548
Sensient Technologies	10,570	[b]	746,031
Westlake Chemical	20,720		2,303,028
Worthington Industries	4,045		173,611
			13,624,355
Media - .8%
John Wiley & Sons, Cl. A	20,700		1,318,590

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
Agilent Technologies	11,080		741,252
Bio-Techne	4,900	[b]	740,096
Catalent	63,970	[a]	2,626,608
Charles River Laboratories International	25,140	[a]	2,683,444
Mettler-Toledo International	2,310	[a]	1,328,319
United Therapeutics	12,445	[a]	1,398,320
Waters	1,210	[a]	240,367
Zoetis	24,300		2,029,293
			11,787,699
Real Estate - 6.3%
CoreCivic	6,470	[c]	126,294
First Industrial Realty Trust	84,320	[c]	2,464,674
Hospitality Properties Trust	16,075	[c]	407,341
Kilroy Realty	18,555	[c]	1,316,663
Lamar Advertising, Cl. A	36,595	[c]	2,329,638
LaSalle Hotel Properties	20,420	[b,c]	592,384
Piedmont Office Realty Trust, Cl. A	17,880	[c]	314,509
PotlatchDeltic	23,430	[c]	1,219,532
Tanger Factory Outlet Centers	7,680	[b,c]	168,960
Urban Edge Properties	12,030	[c]	256,841
Weingarten Realty Investors	39,750	[c]	1,116,180
			10,313,016
Retailing - 1.6%
Best Buy	10,810	[b]	756,592
Big Lots	43,810	[b]	1,907,049
			2,663,641
Semiconductors & Semiconductor Equipment - 5.5%
Cirrus Logic	48,270	[a]	1,961,210
First Solar	9,600	[a]	681,408
MKS Instruments	25,200	[b]	2,914,380
ON Semiconductor	92,970	[a]	2,274,046
Skyworks Solutions	11,220		1,124,917
			8,955,961
Software & Services - 7.2%
CDK Global	28,630		1,813,424
Convergys	101,975		2,306,674
Fair Isaac	15,410	[a,b]	2,609,992
Manhattan Associates	47,470	[a,b]	1,988,044
MAXIMUS	40,950		2,733,003
VeriSign	3,080	[a,b]	365,165
			11,816,302
Technology Hardware & Equipment - 7.2%
F5 Networks	6,750	[a]	976,118
Jabil	90,630		2,603,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Technology Hardware & Equipment - 7.2% (continued)
NCR		67,335	[a,b]	2,122,399
Tech Data		8,750	[a]	744,888
Vishay Intertechnology		119,160	[b]	2,216,376
Western Digital		3,720		343,244
Zebra Technologies, Cl. A		19,940	[a]	2,775,449
				11,782,274
Utilities - 4.8%
IDACORP		10,000	[b]	882,700
MDU Resources Group		103,280		2,908,365
New Jersey Resources		40,580		1,627,258
PNM Resources		43,980	[b]	1,682,235
Westar Energy		13,200		694,188
				7,794,746
Total Common Stocks (cost $139,979,827)				163,170,265
	Coupon
	Rate (%)
Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $930,229)	1.64	930,229	[d]	930,229

Investment of Cash Collateral for Securities Loaned - 3.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $6,491,408)	1.66	6,491,408	[d]	6,491,408
Total Investments (cost $147,401,464)		103.9%		170,591,902
Liabilities, Less Cash and Receivables		(3.9%)		(6,482,209)
Net Assets		100.0%		164,109,693

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $25,471,637 and the value of the collateral held by the fund was $25,755,673, consisting of cash collateral of $6,491,408 and U.S. Government & Agency securities valued at $19,264,265.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, MidCap Stock Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	163,170,265	-	-	163,170,265
Registered Investment
Companies	7,421,637	-	-	7,421,637

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2018, accumulated net unrealized appreciation on investments was $23,190,438, consisting of $27,353,036 gross unrealized appreciation and $4,162,598 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Automobiles & Components - 1.7%
American Axle & Manufacturing
Holdings	72,496	[a]	1,103,389
Cooper-Standard Holdings	11,798	[a]	1,448,912
Dorman Products	21,862	[a]	1,447,483
Fox Factory Holding	27,519	[a]	960,413
Gentherm	26,845	[a]	911,388
LCI Industries	18,292	[b]	1,905,112
Motorcar Parts of America	13,951	[a,b]	298,970
Standard Motor Products	14,893		708,460
Superior Industries International	16,941		225,315
Winnebago Industries	21,489		807,986
			9,817,428
Banks - 9.8%
Ameris Bancorp	27,971		1,479,666
Banc of California	31,156	[b]	601,311
Banner	23,876		1,324,879
BofI Holding	40,257	[a,b]	1,631,616
Boston Private Financial Holdings	61,664		928,043
Brookline Bancorp	56,210		910,602
Central Pacific Financial	21,864		622,249
City Holding	11,305		775,071
Columbia Banking System	53,917		2,261,818
Community Bank System	37,528	[b]	2,010,000
Customers Bancorp	21,585	[a,b]	629,203
CVB Financial	74,968		1,697,276
Dime Community Bancshares	22,447		413,025
Fidelity Southern	16,098		371,381
First BanCorp	135,490	[a]	815,650
First Commonwealth Financial	71,353		1,008,218
First Financial Bancorp	71,538		2,099,640
First Financial Bankshares	49,880	[b]	2,309,444
First Midwest Bancorp	75,389	[b]	1,853,816
Glacier Bancorp	58,602	[b]	2,249,145
Great Western Bancorp	43,061		1,734,066
Green Bancorp	18,600	[a]	413,850
Hanmi Financial	23,749		730,282
HomeStreet	19,675	[a]	563,689
Hope Bancorp	94,189		1,713,298
Independent Bank	20,125		1,439,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Banks - 9.8% (continued)
LegacyTexas Financial Group	31,044		1,329,304
Meta Financial Group	6,647	[b]	725,852
National Bank Holdings, Cl. A	19,741		656,388
NBT Bancorp	31,900	[b]	1,131,812
NMI Holdings, Cl. A	42,223	[a]	698,791
Northfield Bancorp	34,106		532,395
Northwest Bancshares	75,093	[b]	1,243,540
OFG Bancorp	32,143		335,894
Old National Bancorp	97,922		1,654,882
Opus Bank	12,611	[b]	353,108
Oritani Financial	29,746		456,601
Pacific Premier Bancorp	28,415	[a]	1,142,283
Provident Financial Services	44,503		1,138,832
S&T Bancorp	25,589	[b]	1,022,025
Seacoast Banking Corporation of Florida	34,336	[a,b]	908,874
ServisFirst Bancshares	33,013	[b]	1,347,591
Simmons First National, Cl. A	57,359		1,631,864
Southside Bancshares	20,234	[b]	702,929
Tompkins Financial	9,041	[b]	684,946
TrustCo Bank	70,489		595,632
United Community Banks	53,830		1,703,719
Walker & Dunlop	20,507		1,218,526
Westamerica Bancorporation	19,439	[b]	1,129,017
			54,931,987
Capital Goods - 11.8%
AAON	29,551	[b]	1,152,489
AAR	23,630	[b]	1,042,319
Actuant, Cl. A	43,919	[b]	1,021,117
Aegion	24,545	[a]	562,326
Aerojet Rocketdyne Holdings	54,967	[a]	1,537,427
Aerovironment	15,545	[a,b]	707,453
Alamo Group	6,989		768,091
Albany International, Cl. A	21,220	[b]	1,330,494
American Woodmark	10,375	[a]	1,021,419
Apogee Enterprises	20,794	[b]	901,420
Applied Industrial Technologies	28,572		2,082,899
Astec Industries	14,022		773,734
Axon Enterprise	38,816	[a,b]	1,525,857
AZZ	19,002		830,387
Barnes Group	36,168		2,166,102
Briggs & Stratton	32,110	[b]	687,475
Chart Industries	22,631	[a]	1,335,908
CIRCOR International	12,124	[b]	517,210
Comfort Systems USA	27,199		1,121,959

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Capital Goods - 11.8% (continued)
Cubic	18,326		1,165,534
DXP Enterprises	11,579	[a]	451,002
Encore Wire	15,528	[b]	880,438
Engility Holdings	12,913	[a,b]	315,077
EnPro Industries	15,801	[b]	1,222,681
ESCO Technologies	18,910	[b]	1,107,180
Federal Signal	43,899		966,656
Franklin Electric	28,324		1,154,203
General Cable	37,049		1,096,650
Gibraltar Industries	23,228	[a]	786,268
Griffon	22,456		409,822
Harsco	58,866	[a]	1,215,583
Hillenbrand	46,553		2,136,783
Insteel Industries	13,231	[b]	365,573
John Bean Technologies	23,292	[b]	2,641,313
Kaman	20,335		1,263,210
Lindsay	7,952		727,131
Lydall	12,644	[a]	610,073
Mercury Systems	35,298	[a,b]	1,705,599
Moog, Cl. A	23,939		1,972,813
Mueller Industries	42,125		1,101,990
MYR Group	11,902	[a]	366,820
National Presto Industries	3,669	[b]	343,969
Orion Group Holdings	20,611	[a]	135,826
Patrick Industries	17,702	[a]	1,094,869
PGT Innovations	36,334	[a]	677,629
Powell Industries	6,957		186,726
Proto Labs	18,472	[a]	2,171,384
Quanex Building Products	25,649		446,293
Raven Industries	26,166		917,118
Simpson Manufacturing	30,401		1,750,794
SPX	31,302	[a]	1,016,689
SPX FLOW	31,091	[a]	1,529,366
Standex International	9,390		895,336
Tennant	13,084	[b]	885,787
The Greenbrier Companies	21,007	[b]	1,055,602
Titan International	36,182		456,255
Trex	21,719	[a,b]	2,362,376
Triumph Group	36,343	[b]	915,844
Universal Forest Products	44,799		1,453,728
Veritiv	8,151	[a]	319,519
Vicor	11,905	[a,b]	339,888
Wabash National	42,867	[b]	892,062

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Capital Goods - 11.8% (continued)
Watts Water Technologies, Cl. A	20,262		1,574,357
			66,169,902
Commercial & Professional Services - 5.1%
ABM Industries	47,957		1,605,600
Brady, Cl. A	35,276		1,310,503
Essendant	29,363		229,031
Exponent	18,856		1,483,024
Forrester Research	7,231		299,725
FTI Consulting	27,401	[a]	1,326,482
Heidrick & Struggles International	13,745		429,531
Insperity	27,018		1,879,102
Interface	43,431		1,094,461
Kelly Services, Cl. A	22,313		647,970
Korn Ferry International	41,730		2,152,851
LSC Communications	25,508		445,115
Matthews International, Cl. A	23,634		1,195,880
Mobile Mini	32,465		1,412,227
Multi-Color	10,172		671,861
Navigant Consulting	32,985	[a]	634,631
On Assignment	36,160	[a,b]	2,960,781
R.R. Donnelley & Sons Co.	50,747		443,021
Resources Connection	21,564	[b]	349,337
Team	21,890	[a,b]	300,988
Tetra Tech	41,261		2,019,726
TrueBlue	30,072	[a]	778,865
UniFirst	11,326		1,830,848
US Ecology	16,005		853,066
Viad	15,235	[b]	799,076
WageWorks	29,050	[a]	1,313,060
			28,466,762
Consumer Durables & Apparel - 4.0%
Callaway Golf	69,238	[b]	1,132,734
Cavco Industries	6,216	[a]	1,080,030
Crocs	50,365	[a]	818,431
Ethan Allen Interiors	18,853		432,676
Fossil Group	31,679	[a,b]	402,323
G-III Apparel Group	30,522	[a]	1,150,069
Installed Building Products	15,387	[a,b]	923,989
iRobot	20,448	[a,b]	1,312,557
La-Z-Boy	34,451		1,031,807
LGI Homes	13,072	[a,b]	922,491
M.D.C. Holdings	32,856		917,340
M/I Homes	20,395	[a]	649,581
Meritage Homes	27,739	[a]	1,255,190

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Consumer Durables & Apparel - 4.0% (continued)
Movado Group	11,323		434,803
Nautilus	22,452	[a,b]	301,979
Oxford Industries	12,316		918,281
Perry Ellis International	9,138	[a]	235,760
Steven Madden	38,715		1,699,588
Sturm Ruger & Co.	12,752	[b]	669,480
TopBuild	26,254	[a]	2,008,956
Unifi	12,449	[a]	451,276
Universal Electronics	10,467	[a]	544,807
Vera Bradley	13,964	[a]	148,158
Vista Outdoor	41,719	[a,b]	680,854
William Lyon Homes, Cl. A	21,058	[a]	578,884
Wolverine World Wide	70,929		2,049,848
			22,751,892
Consumer Services - 2.8%
American Public Education	11,996	[a]	515,828
Belmond, Cl. A	61,441	[a,b]	685,067
Biglari Holdings	742	[a,b]	303,040
BJ's Restaurants	13,402		601,750
Capella Education	8,540		745,969
Career Education	48,045	[a]	631,311
Chuy's Holdings	12,375	[a]	324,225
Dave & Buster's Entertainment	29,783	[a]	1,243,142
Dine Brands Global	13,408	[b]	879,297
El Pollo Loco Holdings	17,255	[a]	163,923
Fiesta Restaurant Group	19,783	[a,b]	365,986
Marcus	14,561		441,926
Marriott Vacations Worldwide	17,433		2,322,076
Monarch Casino & Resort	8,313	[a]	351,557
Penn National Gaming	61,710	[a]	1,620,505
Red Robin Gourmet Burgers	9,482	[a,b]	549,956
Regis	25,577	[a]	386,980
Ruth's Hospitality Group	21,897	[b]	535,382
Shake Shack, Cl. A	13,862	[a,b]	577,075
Sonic	28,707	[b]	724,278
Strayer Education	7,765		784,653
Wingstop	21,291		1,005,574
			15,759,500
Diversified Financials - 2.7%
Donnelley Financial Solutions	24,757	[a]	425,078
Encore Capital Group	17,369	[a]	785,079
Enova International	24,624	[a]	542,959
EZCORP, Cl. A	37,556	[a]	495,739
Financial Engines	46,152	[b]	1,615,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Diversified Financials - 2.7% (continued)
FirstCash	34,336		2,789,800
Green Dot, Cl. A	34,082	[a]	2,186,701
Greenhill & Co.	18,560	[b]	343,360
INTL. FCStone	11,444	[a]	488,430
Investment Technology Group	24,207		477,846
Piper Jaffray	10,453		868,122
PRA Group	33,059	[a,b]	1,256,242
Virtus Investment Partners	5,266	[b]	651,931
Waddell & Reed Financial, Cl. A	60,841	[b]	1,229,597
WisdomTree Investments	84,638	[b]	776,130
World Acceptance	4,448	[a]	468,374
			15,400,708
Energy - 3.2%
Archrock	51,749		452,804
Bristow Group	24,254	[b]	315,302
CARBO Ceramics	17,978	[a,b]	130,341
Carrizo Oil & Gas	56,621	[a,b]	905,936
Cloud Peak Energy	58,995	[a]	171,675
Consol Energy	18,352		531,657
Denbury Resources	293,527	[a]	804,264
Era Group	14,812	[a]	138,492
Exterran	23,441	[a]	625,875
Geospace Technologies	11,124	[a]	109,794
Green Plains	28,237	[b]	474,382
Gulf Island Fabrication	11,581		82,225
Helix Energy Solutions Group	101,824	[a]	589,561
HighPoint Resources	72,516	[a]	368,381
Matrix Service	19,739	[a]	270,424
McDermott International	207,815	[a,b]	1,265,593
Newpark Resources	65,287	[a]	528,825
Noble	179,926	[a,b]	667,525
Oil States International	43,926	[a]	1,150,861
Par Pacific Holdings	18,441	[a]	316,632
PDC Energy	48,607	[a]	2,383,201
Pioneer Energy Services	56,043	[a]	151,316
REX American Resources	4,341	[a]	316,025
Ring Energy	39,713	[a]	569,882
SEACOR Holdings	12,216	[a]	624,238
SRC Energy	176,924	[a]	1,668,393
TETRA Technologies	91,741	[a]	344,029
Unit	38,732	[a,b]	765,344
US Silica Holdings	58,944	[b]	1,504,251
			18,227,228

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Food & Staples Retailing - .3%
Andersons	19,416		642,670
SpartanNash	27,219		468,439
SUPERVALU	28,056	[a,b]	427,293
			1,538,402
Food, Beverage & Tobacco - 1.8%
B&G Foods	48,655	[b]	1,153,123
Calavo Growers	11,545	[b]	1,064,449
Cal-Maine Foods	21,779	[a]	951,742
Coca-Cola Bottling Co. Consolidated	3,417	[b]	590,013
Darling Ingredients	121,664	[a]	2,104,787
Dean Foods	66,431	[b]	572,635
J&J Snack Foods	10,936		1,493,420
John B. Sanfilippo & Son	6,388		369,674
MGP Ingredients	9,164		821,003
Seneca Foods, Cl. A	4,933	[a]	136,644
Universal	18,326	[b]	888,811
			10,146,301
Health Care Equipment & Services - 8.5%
Abaxis	16,607		1,172,786
Aceto	24,398		185,425
Almost Family	9,162	[a]	513,072
Amedisys	20,894	[a]	1,260,744
AMN Healthcare Services	34,883	[a,b]	1,979,610
Analogic	9,137		876,238
AngioDynamics	27,766	[a]	478,963
Anika Therapeutics	10,670	[a]	530,512
BioTelemetry	23,095	[a,b]	717,100
Chemed	11,910	[b]	3,249,763
Community Health Systems	83,849	[a,b]	332,042
Computer Programs & Systems	8,658		252,814
CONMED	18,219		1,153,809
CorVel	7,042	[a]	355,973
Cross Country Healthcare	26,413	[a,b]	293,448
CryoLife	24,729	[a]	495,816
Cutera	10,140	[a]	509,535
Diplomat Pharmacy	35,223	[a]	709,743
Ensign Group	35,406		931,178
Haemonetics	39,411	[a]	2,883,309
HealthEquity	38,052	[a,b]	2,303,668
HealthStream	18,755		465,687
Heska	4,770	[a]	377,164
HMS Holdings	61,145	[a]	1,029,682
Inogen	12,658	[a]	1,554,909
Integer Holdings	20,772	[a]	1,174,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Health Care Equipment & Services - 8.5% (continued)
Integra LifeSciences Holdings	46,895	[a,b]	2,595,169
Invacare	24,020	[b]	417,948
Kindred Healthcare	66,866	[a]	611,824
Lantheus Holdings	21,873	[a]	347,781
LeMaitre Vascular	11,132		403,312
LHC Group	12,157	[a]	748,385
Magellan Health	17,800	[a]	1,906,380
Meridian Bioscience	30,947		439,447
Merit Medical Systems	36,791	[a]	1,668,472
Natus Medical	24,245	[a]	815,844
Neogen	38,029	[a]	2,547,563
Omnicell	28,370	[a]	1,231,258
OraSure Technologies	44,621	[a]	753,649
Orthofix International	13,296	[a]	781,539
Owens & Minor	44,867		697,682
Providence Service	8,176	[a]	565,289
Quality Systems	34,810	[a]	475,156
Quorum Health	20,727	[a]	169,547
Select Medical Holdings	78,360	[a]	1,351,710
Surmodics	9,656	[a]	367,411
Tactile Systems Technology	10,795	[a,b]	343,281
Tivity Health	25,039	[a,b]	992,796
U.S. Physical Therapy	9,398		764,057
Varex Imaging	27,622	[a]	988,315
			47,771,462
Household & Personal Products - .9%
Avon Products	321,300	[a]	912,492
Central Garden & Pet	7,528	[a]	323,704
Central Garden & Pet, Cl. A	25,626	[a]	1,015,046
Inter Parfums	12,560	[b]	592,204
Medifast	7,686		718,257
WD-40	10,228	[b]	1,347,028
			4,908,731
Insurance - 3.4%
American Equity Investment Life
Holding	66,398		1,949,445
AMERISAFE	14,082		778,030
eHealth	11,920	[a]	170,575
Employers Holdings	23,928		967,888
HCI Group	5,796	[b]	221,175
Horace Mann Educators	29,837		1,275,532
Infinity Property & Casualty	8,000		947,200
James River Group Holdings	18,254	[b]	647,469
Maiden Holdings	50,606	[b]	328,939

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Insurance - 3.4% (continued)
Navigators Group	16,421		946,671
ProAssurance	39,071		1,896,897
RLI	28,490		1,805,981
Safety Insurance Group	11,134		855,648
Selective Insurance Group	43,319		2,629,463
Stewart Information Services	17,371		763,282
Third Point Reinsurance	62,086	[a,b]	866,100
United Fire Group	15,492		741,447
United Insurance Holdings	15,159	[b]	290,143
Universal Insurance Holdings	24,217		772,522
			18,854,407
Materials - 5.1%
A. Schulman	21,535		926,005
AdvanSix	22,271	[a]	774,585
AK Steel Holding	230,381	[a,b]	1,043,626
American Vanguard	19,862		401,212
Balchem	23,447		1,916,792
Boise Cascade	28,203		1,088,636
Century Aluminum	36,517	[a,b]	603,991
Clearwater Paper	12,031	[a,b]	470,412
Flotek Industries	41,285	[a]	251,839
FutureFuel	18,551		222,426
H.B. Fuller	36,976	[b]	1,838,816
Hawkins	6,888		242,113
Haynes International	9,063	[b]	336,328
Ingevity	31,078	[a]	2,290,138
Innophos Holdings	14,295		574,802
Innospec	17,816		1,222,178
Kaiser Aluminum	12,263		1,237,337
KapStone Paper and Packaging	64,712		2,220,269
Koppers Holdings	15,205	[a]	624,925
Kraton	23,186	[a]	1,106,204
LSB Industries	14,961	[a,b]	91,711
Materion	14,721		751,507
Myers Industries	16,620		351,513
Neenah	12,356		968,710
Olympic Steel	7,105		145,724
P.H. Glatfelter	31,964		656,221
Quaker Chemical	9,740	[b]	1,442,786
Rayonier Advanced Materials	37,820	[b]	811,995
Schweitzer-Mauduit International	22,516	[b]	881,501
Stepan	14,472		1,203,781
SunCoke Energy	47,064	[a]	506,409
TimkenSteel	28,633	[a,b]	434,935

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Materials - 5.1% (continued)
Tredegar	18,597	[b]	333,816
US Concrete	11,711	[a]	707,344
			28,680,587
Media - .7%
E.W. Scripps, Cl. A	40,224		482,286
Gannett Company	82,551		823,859
New Media Investment Group	38,957	[b]	667,723
Scholastic	20,187		784,063
World Wrestling Entertainment, Cl. A	29,250		1,053,292
			3,811,223
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
Acorda Therapeutics	34,324	[a,b]	811,763
AMAG Pharmaceuticals	24,948	[a]	502,702
Amphastar Pharmaceuticals	25,895	[a,b]	485,531
ANI Pharmaceuticals	6,554	[a,b]	381,574
Cambrex	24,033	[a]	1,256,926
Corcept Therapeutics	69,732	[a,b]	1,147,091
Cytokinetics	37,652	[a,b]	271,094
Depomed	46,456	[a,b]	306,145
Eagle Pharmaceuticals	6,291	[a,b]	331,473
Emergent BioSolutions	25,673	[a]	1,351,683
Enanta Pharmaceuticals	10,510	[a,b]	850,364
Impax Laboratories	54,104	[a]	1,052,323
Innoviva	51,655	[a]	861,089
Lannett	21,956	[a]	352,394
Ligand Pharmaceuticals	15,573	[a,b]	2,572,037
Luminex	30,030		632,732
Medicines	47,191	[a,b]	1,554,472
MiMedx Group	74,743	[a,b]	520,959
Momenta Pharmaceuticals	56,239	[a]	1,020,738
Myriad Genetics	51,118	[a,b]	1,510,537
Phibro Animal Health, Cl. A	14,330		568,901
Progenics Pharmaceuticals	51,155	[a,b]	381,616
Repligen	27,437	[a,b]	992,671
Spectrum Pharmaceuticals	66,310	[a]	1,066,928
Supernus Pharmaceuticals	37,710	[a]	1,727,118
			22,510,861
Real Estate - 6.4%
Acadia Realty Trust	61,269	[b,c]	1,507,217
Agree Realty	22,659	[c]	1,088,538
American Assets Trust	30,337	[c]	1,013,559
Apollo Commercial Real Estate Finance	80,524	[b,c]	1,447,822
Armada Hoffler Properties	32,994	[b,c]	451,688
ARMOUR Residential REIT	30,635	[c]	713,183

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Real Estate - 6.4% (continued)
Capstead Mortgage	70,200	[c]	607,230
CareTrust REIT	55,702	[c]	746,407
CBL & Associates Properties	126,286	[b,c]	526,613
Cedar Realty Trust	56,791	[c]	223,757
Chatham Lodging Trust	33,550	[b,c]	642,482
Chesapeake Lodging Trust	43,976	[c]	1,222,973
Community Healthcare Trust	12,635	[b,c]	325,225
DiamondRock Hospitality	146,769	[c]	1,532,268
Easterly Government Properties	32,892	[b,c]	670,996
EastGroup Properties	25,661	[c]	2,121,138
Four Corners Property Trust	44,790	[c]	1,034,201
Franklin Street Properties	78,459	[c]	659,840
Getty Realty	24,120	[c]	608,306
Global Net Lease	49,274	[b,c]	831,745
Government Properties Income Trust	72,545	[b,c]	990,965
Hersha Hospitality Trust	27,234	[c]	487,489
HFF, Cl. A	26,921		1,337,974
Independence Realty Trust	62,148	[b,c]	570,519
Invesco Mortgage Capital	81,640	[b,c]	1,337,263
Kite Realty Group Trust	61,165	[b,c]	931,543
Lexington Realty Trust	158,469	[b,c]	1,247,151
LTC Properties	28,999	[c]	1,101,962
National Storage Affiliates Trust	36,789	[c]	922,668
New York Mortgage Trust	81,893	[b,c]	485,625
Pennsylvania Real Estate Investment
Trust	51,500	[b,c]	496,975
PennyMac Mortgage Investment Trust	44,396	[b,c]	800,460
PS Business Parks	14,559	[c]	1,645,749
Ramco-Gershenson Properties Trust	58,473	[b,c]	722,726
RE/MAX Holdings, Cl. A	13,216		798,907
Retail Opportunity Investments	82,238	[b,c]	1,453,145
Saul Centers	8,850	[c]	451,084
Summit Hotel Properties	76,273	[c]	1,038,076
Universal Health Realty Income Trust	9,247	[c]	555,745
Urstadt Biddle Properties, Cl. A	22,575	[c]	435,698
Whitestone REIT	28,694	[c]	298,131
			36,085,043
Retailing - 5.5%
Abercrombie & Fitch, Cl. A	49,784		1,205,271
Asbury Automotive Group	13,570	[a]	915,975
Ascena Retail Group	126,393	[a]	254,050
Barnes & Noble	41,498		205,415
Barnes & Noble Education	27,435	[a]	189,027
Big 5 Sporting Goods	17,923	[b]	129,942

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Retailing - 5.5% (continued)
Buckle	20,727	[b]	459,103
Caleres	31,446		1,056,586
Cato, Cl. A	17,018		250,845
Chico's FAS	93,510	[b]	845,330
Core-Mark Holding	34,496		733,385
DSW, Cl. A	52,890	[b]	1,187,909
Express	57,387	[a]	410,891
Finish Line, Cl. A	29,233	[b]	395,815
Five Below	40,732	[a,b]	2,987,285
Francesca's Holdings	26,996	[a]	129,581
Fred's, Cl. A	26,212		78,374
FTD Companies	13,197	[a]	48,037
Genesco	14,531	[a]	589,959
Group 1 Automotive	14,387	[b]	940,047
Guess?	43,532	[b]	902,854
Haverty Furnitures	14,386		289,878
Hibbett Sports	13,965	[a,b]	334,462
J.C. Penney	233,424	[a,b]	704,940
Kirkland's	12,767	[a]	123,712
Lithia Motors, Cl. A	17,579	[b]	1,767,041
Lumber Liquidators Holdings	20,844	[a,b]	498,588
MarineMax	16,137	[a,b]	313,865
Monro Muffler Brake	24,003		1,286,561
Nutrisystem	22,108	[b]	595,811
Ollie's Bargain Outlet Holdings	36,433	[a]	2,196,910
PetMed Express	15,029	[b]	627,461
Rent-A-Center	38,552	[b]	332,704
RH	13,877	[a,b]	1,322,201
Shoe Carnival	8,281		197,088
Shutterfly	23,802	[a]	1,933,912
Sleep Number	28,398	[a]	998,190
Sonic Automotive, Cl. A	17,561		332,781
Tailored Brands	36,027		902,837
The Children's Place	12,730	[b]	1,721,732
Tile Shop Holdings	26,656	[b]	159,936
Vitamin Shoppe	17,196	[a,b]	74,803
Zumiez	13,300	[a,b]	317,870
			30,948,964
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries	29,283	[a]	1,871,184
Axcelis Technologies	23,452	[a]	576,919
Brooks Automation	51,543		1,395,784
Cabot Microelectronics	18,915		2,025,986
CEVA	16,252	[a,b]	588,322

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Semiconductors & Semiconductor Equipment - 3.7%
(continued)
Cohu	21,487		490,118
Diodes	28,045	[a]	854,251
DSP Group	16,318	[a]	192,552
FormFactor	53,082	[a]	724,569
Kopin	44,532	[a,b]	138,940
Kulicke & Soffa Industries	51,677	[a]	1,292,442
MaxLinear	44,599	[a,b]	1,014,627
Nanometrics	17,754	[a]	477,583
PDF Solutions	19,704	[a]	229,749
Photronics	50,375	[a]	415,594
Power Integrations	21,835		1,492,422
Rambus	80,383	[a]	1,079,544
Rudolph Technologies	23,123	[a]	640,507
Semtech	48,566	[a]	1,896,502
SolarEdge Technologies	26,436	[a]	1,390,534
Ultra Clean Holdings	28,122	[a,b]	541,348
Veeco Instruments	35,336	[a]	600,712
Xperi	36,067		762,817
			20,693,006
Software & Services - 5.3%
8x8	67,456	[a]	1,258,054
Agilysys	11,190	[a]	133,385
Alarm.com Holdings	18,306	[a]	690,868
Blucora	34,169	[a,b]	840,557
Bottomline Technologies	25,471	[a]	987,001
CACI International, Cl. A	18,166	[a]	2,749,424
Cardtronics, Cl. A	33,470	[a]	746,716
CSG Systems International	24,475		1,108,473
DHI Group	39,509	[a]	63,214
Ebix	16,130	[b]	1,201,685
EVERTEC	43,966		718,844
ExlService Holdings	25,028	[a]	1,395,812
Liquidity Services	18,877	[a]	122,701
LivePerson	40,059	[a]	654,965
ManTech International, Cl. A	19,056		1,057,036
MicroStrategy, Cl. A	6,877	[a]	887,064
Monotype Imaging Holdings	30,410		682,704
NIC	48,502	[b]	645,077
Perficient	25,482	[a]	584,047
Progress Software	33,976		1,306,377
Qualys	23,743	[a]	1,727,303
QuinStreet	26,137	[a]	333,769
Shutterstock	13,478	[a]	648,966

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Software & Services - 5.3% (continued)
SPS Commerce	12,653	[a]	810,678
Stamps.com	12,057	[a,b]	2,424,060
Sykes Enterprises	29,189	[a]	844,730
Synchronoss Technologies	31,978	[a]	337,368
Tabula Rasa HealthCare	9,555	[a]	370,734
TiVo	89,872		1,217,766
Travelport Worldwide	91,712		1,498,574
TTEC Holdings	10,892		334,384
VASCO Data Security International	22,040	[a]	285,418
Virtusa	20,025	[a]	970,411
XO Group	17,812	[a]	369,599
			30,007,764
Technology Hardware & Equipment - 6.4%
ADTRAN	35,421		550,797
Anixter International	21,199	[a]	1,605,824
Applied Optoelectronics	14,822	[a,b]	371,439
Badger Meter	21,305	[b]	1,004,531
Bel Fuse, Cl. B	7,659		144,755
Benchmark Electronics	36,194		1,080,391
CalAmp	25,915	[a]	592,935
Comtech Telecommunications	17,257		515,812
Control4	14,774	[a]	317,346
Cray	29,615	[a,b]	613,030
CTS	24,099	[b]	655,493
Daktronics	28,616		252,107
Digi International	19,766	[a]	203,590
Electro Scientific Industries	24,551	[b]	474,571
Electronics For Imaging	34,008	[a]	929,439
ePlus	10,283	[a]	798,989
Extreme Networks	84,333	[a,b]	933,566
Fabrinet	27,299	[a,b]	856,643
FARO Technologies	12,551	[a]	732,978
Finisar	83,437	[a,b]	1,319,139
Harmonic	60,399	[a,b]	229,516
II-VI	40,245	[a]	1,646,020
Insight Enterprises	26,220	[a]	915,865
Itron	24,974	[a,b]	1,786,890
KEMET	36,838	[a,b]	667,873
Lumentum Holdings	45,993	[a,b]	2,934,353
Methode Electronics	26,962		1,054,214
MTS Systems	13,009	[b]	671,915
Netgear	22,968	[a]	1,313,770
Oclaro	123,973	[a]	1,185,182
OSI Systems	13,081	[a,b]	853,797

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Technology Hardware & Equipment - 6.4% (continued)
Park Electrochemical	13,899		234,059
Plexus	24,657	[a]	1,472,763
Rogers	13,402	[a,b]	1,602,075
Sanmina	52,144	[a]	1,363,566
ScanSource	18,712	[a]	665,212
Super Micro Computer	27,789	[a]	472,413
TTM Technologies	67,404	[a]	1,030,607
Viavi Solutions	165,376	[a]	1,607,455
			35,660,920
Telecommunication Services - 1.0%
ATN International	7,960		474,575
Cincinnati Bell	31,012	[a]	429,516
Cogent Communications Holdings	30,271	[b]	1,313,761
Consolidated Communications Holdings	47,130	[b]	516,545
Frontier Communications	57,373	[b]	425,708
Iridium Communications	62,432	[a,b]	702,360
Spok Holdings	14,757		220,617
Vonage Holdings	152,272	[a]	1,621,697
			5,704,779
Transportation - 2.4%
Allegiant Travel	9,170	[b]	1,582,283
ArcBest	18,878		605,040
Atlas Air Worldwide Holdings	18,613	[a]	1,125,156
Echo Global Logistics	19,803	[a]	546,563
Forward Air	21,652		1,144,525
Hawaiian Holdings	37,578		1,454,269
Heartland Express	37,377		672,412
Hub Group, Cl. A	24,668	[a]	1,032,356
Marten Transport	28,482		649,390
Matson	31,058		889,501
Roadrunner Transportation Systems	22,090	[a]	56,109
Saia	18,786	[a]	1,411,768
SkyWest	38,242		2,080,365
			13,249,737
Utilities - 2.2%
American States Water	26,864	[b]	1,425,404
Avista	48,427		2,481,884
California Water Service Group	35,106		1,307,698
El Paso Electric	29,751		1,517,301
Northwest Natural Gas	21,037	[b]	1,212,783
South Jersey Industries	58,255		1,640,461
Spire	35,674		2,579,230
			12,164,761
Total Common Stocks (cost $407,387,270)			554,262,355

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
		Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.65%, 6/7/18
(cost $468,559)		470,000	[d]	468,572
	Coupon
	Rate (%)
Other Investment - 1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $7,806,507)	1.64	7,806,507	[e]	7,806,507

Investment of Cash Collateral for Securities Loaned - 5.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $30,772,152)	1.66	30,772,152	[e]	30,772,152
Total Investments (cost $446,434,488)		105.7%		593,309,586
Liabilities, Less Cash and Receivables		(5.7%)		(32,128,904)
Net Assets		100.0%		561,180,682

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $120,611,916 and the value of the collateral held by the fund was $122,273,681, consisting of cash collateral of $30,772,152 and U.S. Government & Agency securities valued at $91,501,529.

[c]	Investment in real estate investment trust.
[d]	Held by a counterparty for open exchange traded derivative contracts.
[e]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	547,482,512	-	-	547,483,512
Equity Securities—
Foreign Common
Stocks†	6,778,843	-	-	6,778,843
Registered Investment
Companies	38,578,659	-	-	38,578,659
U.S. Treasury	-	468,572	-	468,572
Liabilities ($)
Other Financial
Instruments:
Futures††	(194,492)	-	-	(194,492)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
E-mini Russell 2000	97	6/2018	7,620,812	7,426,320	(194,492)
Gross Unrealized Depreciation					(194,492)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2018, accumulated net unrealized appreciation on investments was $146,875,098, consisting of $176,262,264 gross unrealized appreciation and $29,387,166 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.9%
Application Software - 12.9%
Adobe Systems	103,887	[a]	22,447,903
International Business Machines	119,185		18,286,555
salesforce.com	184,683	[a]	21,478,633
Splunk	82,014	[a]	8,069,357
			70,282,448
Automobile Manufacturers - 2.6%
BYD, Cl. H	514,000	[a]	4,050,298
Tesla	36,924	[a,b]	9,826,584
			13,876,882
Communications Equipment - 7.2%
Arista Networks	25,251	[a,b]	6,446,580
Cisco Systems	476,795		20,449,738
Lumentum Holdings	75,657	[a,b]	4,826,917
Palo Alto Networks	41,855	[a]	7,597,520
			39,320,755
Data Processing & Outsourced Services - 7.0%
PayPal Holdings	200,844	[a]	15,238,034
Square, Cl. A	129,707	[a,b]	6,381,584
Visa, Cl. A	138,162		16,526,938
			38,146,556
Electronic Components - 1.4%
Amphenol, Cl. A	87,914		7,572,033
Home Entertainment Software - 4.7%
Activision Blizzard	277,936		18,749,563
Take-Two Interactive Software	69,924	[a]	6,837,169
			25,586,732
Integrated Telecommunication Services - 2.0%
Verizon Communications	229,817		10,989,849
Internet & Direct Marketing Retail - 10.6%
Amazon. com	20,893	[a]	30,239,275
Netflix	91,886	[a]	27,138,530
			57,377,805
Internet Software & Services - 14.0%
Alibaba Group Holding, ADR	111,238	[a,b]	20,416,623
Alphabet, Cl. C	11,805	[a]	12,180,281
Facebook, Cl. A	99,574	[a]	15,910,929
Tencent Holdings	280,600		14,936,681
Weibo, ADR	105,856	[a]	12,654,026
			76,098,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.9% (continued)
Semiconductor Equipment - 4.8%
Applied Materials		267,953		14,900,866
Lam Research		55,344		11,243,687
				26,144,553
Semiconductors - 13.8%
Broadcom		63,972		15,075,002
Microchip Technology		126,162	[b]	11,526,160
Micron Technology		236,295	[a]	12,320,421
NVIDIA		93,284		21,603,642
Texas Instruments		136,680		14,199,685
				74,724,910
Systems Software - 10.8%
Microsoft		339,782		31,011,903
Oracle		344,695		15,769,796
ServiceNow		70,771	[a,b]	11,709,062
				58,490,761
Technology Hardware Storage & Peripherals - 5.1%
Apple		164,541		27,606,689
Total Common Stocks (cost $344,350,559)				526,218,513
	Coupon
	Rate (%)
Other Investment - 3.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $17,093,884)	1.64	17,093,884	[c]	17,093,884

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $14,292,941)	1.66	14,292,941	[c]	14,292,941
Total Investments (cost $375,737,384)		102.7%		557,605,338
Liabilities, Less Cash and Receivables		(2.7%)		(14,414,398)
Net Assets		100.0%		543,190,940
ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At March 31, 2018, the value of the fund’s securities on loan was $47,347,133 and the value of the collateral held by the fund was $47,402,288, consisting of cash collateral of $14,292,941 and U.S. Government & Agency securities valued at $33,109,347.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2018 (Unaudited)

The following is a summary of the inputs used as of March 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	459,085,883	-	-	459,085,883
Equity Securities—
Foreign Common
Stocks†	67,132,630	-	-	67,132,630
Registered Investment
Companies	31,386,825	-	-	31,386,825

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2018, accumulated net unrealized appreciation on investments was $181,867,954, consisting of $184,826,942 gross unrealized appreciation and $2,958,988 gross unrealized depreciation.

At March 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 18, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 18, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)